As filed with the Securities and Exchange Commission on January 10, 2019

                                                           File Nos.    2-48227
                                                                      811-02383

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.

                       Post-Effective Amendment No. 182 X

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 160 X

                               AB BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                EMILIE D. WRAPP
                             AllianceBernstein L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

                          Copies of communications to:
                                 PAUL M. MILLER
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b)
     [X] on January 17, 2019 pursuant to paragraph (b)
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                Explanatory Note

This Post-Effective Amendment No. 182 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 160 under the Investment Company Act of 1940, as amended), to the registration statement on Form N-1A (the "Registration Statement") of AB Bond Fund, Inc. (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until January 17, 2019, the effectiveness of Registrant's Post-Effective Amendment No. 177 relating solely to the Advisor Class shares of AB FlexFee International Bond Portfolio, filed on August 15, 2018, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 182 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 177 to the Registrant's Registration Statement.

                                   SIGNATURES
                                   ----------

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness to this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 10th day of January, 2019.

                                          AB BOND FUND, INC.

                                          By:   /s/Robert M. Keith
                                                ------------------
                                                Robert M. Keith
                                                President

           Pursuant to the requirements of the Securities Act of 1933, as amended this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       Signature                       Title                      Date
       ---------                       -----                      ----

1) Principal Executive Officer:

       /s/Robert M. Keith              President and Chief     January 10, 2019
       ------------------              Executive Officer
          Robert M. Keith


2) Principal Financial
       And Accounting Officer:

       /s/Joseph J. Mantineo          Treasurer and Chief      January 10, 2019
       ----------------------          Financial Officer
          Joseph J. Mantineo

3) Directors:

       Michael J. Downey*
       Nancy P. Jacklin*
       Robert M. Keith*
       Carol C. McMullen*
       Garry L. Moody*
       Marshall C. Turner, Jr.*
       Earl D. Weiner*

*By: /s/Eric C. Freed                                          January 10, 2019
     -----------------
        Eric C. Freed
       (Attorney-in-fact)